Notes Payable - Notes Payable (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Unsecured senior notes	$ 1,100,000	$ 600,000
6.50% Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Fixed rate of interest	6.50%	6.50%
Senior notes due date	Dec. 15, 2020	Dec. 15, 2020
Unsecured senior notes	600,000	600,000
Unsecured senior notes redemption term	8 years
Unsecured senior notes interest rate payments description	The notes require semi-annual interest payments on June 15 and December 15 of each year until maturity.
Unsecured senior notes issuance date	Dec. 14, 2012
6.125% Unsecured Senior Notes [Member]
Debt Instrument [Line Items]
Fixed rate of interest	6.125%
Senior notes due date	Jul. 01, 2022
Unsecured senior notes	$ 500,000
Unsecured senior notes redemption term	9 years
Unsecured senior notes interest rate payments description	The notes require semi-annual interest payments on January 1 and July 1, commencing January 1, 2014, of each year until maturity.
Unsecured senior notes issuance date	Jun. 25, 2013